INCOME TAXES - Reconciliation of Actual Income Tax Expense Percent and the PRC Statutory Tax Rate (Details)	9 Months Ended			12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
INCOME TAXES
PRC statutory income tax rate (as a percent)	25.00%	25.00%		25.00%	25.00%
Difference between actual income tax expense and amount computed by applying the PRC statutory income tax rate to earnings (loss) before income taxes
Computed "expected" income tax expense		¥ 14,311,332		¥ 7,156,895	¥ 11,243,167
Increase in valuation allowance		12,376,506		21,150,760	16,146,033
Preferential income tax rate		(13,093,467)		(12,853,725)	(7,911,837)
Entities not subject to income tax		6,914,869		1,868,266	3,502,469
Non-deductible expenses
Entertainment		715,053		662,669	792,099
Share-based compensation		3,783,912		1,739,601	2,291,206
Bad debt loss		340,877		173,615	(31,963)
Tax rate differential					(3,974,403)
Additional deduction of research and development costs		(4,568,576)		(4,856,620)	(4,900,698)
Withholding tax related to undistributed earnings		9,476,875		22,620,872
Other		(849,132)		934,653	1,765,406
Total income tax expense	$ 4,519,965	¥ 29,408,249	¥ 21,995,839	¥ 38,596,986	¥ 18,921,479